Cover	May 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2022
Entity File Number	000-55510
Entity Registrant Name	CNH Industrial Capital LLC
Entity Central Index Key	0001552493
Entity Tax Identification Number	39-1937630
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5729 Washington Avenue
Entity Address, City or Town	Racine
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53406
City Area Code	262
Local Phone Number	636-6011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false